New accounting pronouncements - IAS 12 amendment to Deferred tax related to assets and liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained earnings		$ (1,722,260)	$ (1,566,600)	$ (1,239,991)	$ (1,000,216)
Total liabilities		165,528	161,601	128,544	105,476
Total assets		578,112	436,498	333,293	162,504
Loss		226,905	183,718	254,177
Deferred tax assets		$ 665	125	$ 122	$ 200
Deferred tax liabilities			$ 61
Increase (decrease) due to changes in accounting policy required by IFRSs | IAS 12 amendment to Deferred tax related to assets and liabilities | Forecast
Retained earnings	$ 338
Total liabilities	3,548
Total assets	3,210
Loss	78
Deferred tax assets	2,762
Deferred tax liabilities	$ 3,178